Income Taxes (Reconciliation Of Income Tax Expense To Israeli Statutory) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Computed "expected" income tax benefit	$ 4,349	$ 1,638	$ 646
Change in valuation allowance, net	(4,336)	(1,520)	(481)
Stock-based compensation related to options issued to employees	(188)	(235)	(418)
Non-deductible expenses	(35)	(133)	(220)
Other	43	(19)	62
Income tax expenses	$ (167)	$ (269)	$ (411)